Organization and Nature of Operations (Details)		12 Months Ended
	Dec. 31, 2017 a	Dec. 31, 2017 a mi item milliontonnes / yr bcf / d Bcfe unit trains m³	Dec. 31, 2016
Organization and Nature of Operations [Line Items]
Number Of Natural Gas Liquefaction And Export Facilities | unit		2
Regasification Capacity | bcf / d		4.0
Sabine Pass LNG Terminal [Member]
Organization and Nature of Operations [Line Items]
Number of Liquefaction LNG Trains | trains		6
Train Nominal Capacity | milliontonnes / yr		4.5
Number Of LNG Storage Tanks		5
Storage Capacity | Bcfe		16.9
Number of marine berths		2
Volume Of Vessel | m³		266,000
Regasification Capacity | bcf / d		4.0
Sabine Pass LNG Terminal [Member] | Minimum [Member]
Organization and Nature of Operations [Line Items]
Train Nominal Capacity | milliontonnes / yr		4.3
Sabine Pass LNG Terminal [Member] | Maximum [Member]
Organization and Nature of Operations [Line Items]
Train Nominal Capacity | milliontonnes / yr		4.6
Corpus Christi LNG Terminal [Member]
Organization and Nature of Operations [Line Items]
Number of Liquefaction LNG Trains | trains		3
Train Nominal Capacity | milliontonnes / yr		13.5
Number Of LNG Storage Tanks		3
Storage Capacity | Bcfe		10.1
Number of marine berths		2
Volume Of Vessel | m³		266,000
Acres of land owned or controlled | a	2,000	2,000
Corpus Christi LNG Terminal [Member] | Phase 1 [Member]
Organization and Nature of Operations [Line Items]
Number of Liquefaction LNG Trains | trains		2
Number Of LNG Storage Tanks		2
Number of marine berths		1
Corpus Christi LNG Terminal [Member] | Phase 2 [Member]
Organization and Nature of Operations [Line Items]
Number of Liquefaction LNG Trains | trains		1
Number Of LNG Storage Tanks		1
Corpus Christi Pipeline [Member]
Organization and Nature of Operations [Line Items]
Length Of Natural Gas Pipeline | mi		23
Corpus Christi LNG Terminal Expansion [Member]
Organization and Nature of Operations [Line Items]
Number of Liquefaction LNG Trains | trains		7
Train Nominal Capacity | milliontonnes / yr		9.5
Corpus Christi LNG Terminal Expansion [Member] | Expansion Project Previous Development [Member]
Organization and Nature of Operations [Line Items]
Number of Liquefaction LNG Trains | trains		2
Train Nominal Capacity | milliontonnes / yr		9.0
Cheniere Holdings [Member]
Organization and Nature of Operations [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	82.70%	82.70%	82.60%
Cheniere Partners [Member]
Organization and Nature of Operations [Line Items]
General Partner ownership percentage		100.00%
CTPL [Member]
Organization and Nature of Operations [Line Items]
Length Of Natural Gas Pipeline | mi		94
Cheniere Holdings [Member] | Cheniere Partners [Member]
Organization and Nature of Operations [Line Items]
Limited Partner ownership percentage	48.60%	48.60%	55.90%